Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Total	$ 14,732,000	$ 9,618,000	$ 11,067,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax, Total	$ (7,000)	$ (231,000)	$ 70,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	0	$ 0
Deferred Tax Assets, Valuation Allowance, Total	$ 0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2018 2019 2020 2021